BORROWINGS AND OTHER FINANCING ARRANGEMENTS - Schedule Of Finance Lease Future Payments (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
BORROWINGS AND OTHER FINANCING ARRANGEMENTS
2021	$ 4,162,109
2022	9,586,294
2023	6,176,618
2024	2,050,922
2025	1,114,699
2026 and later	404,071
Total minimum lease payments	23,494,713
Less: Amount representing interest	(3,642,619)
Present value of net minimum lease payments	19,852,094
Current portion	3,661,015	$ 4,066,696
Non-current portion	16,191,079	16,699,816
Current portion of finance lease	3,661,015	4,066,696
Current portion of failed sale and lease back	4,436,040	5,512,507
Total current portion of failed sale-lease back and finance lease	8,097,055	9,579,203
Non-current portion for finance lease	16,191,079	16,699,816
Non-current portion for failed sale and lease back	27,771,450	30,036,724
Total non-current portion of failed sale-lease back and finance lease	$ 43,962,529	$ 46,736,540